Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Revenues	$ 392,599	$ 490,472
Cost of sales	(262,881)	(371,305)
Depletion of royalty, stream and other interests	(47,009)	(52,612)
Gross profit	82,709	66,555
Other operating expenses
General and administrative	(23,682)	(18,156)
Business development	(6,122)	(4,525)
Exploration and evaluation, net of tax credits	(191)	(183)
Gain on disposal of stream and offtake interests	7,636	9,094
Impairment of assets	(243,576)	(166,316)
Operating loss	(183,226)	(113,531)
Interest and dividend income	4,632	4,756
Finance costs	(23,548)	(25,999)
Foreign exchange gain (loss)	(1,859)	454
Share of loss of associates	(22,209)	(9,013)
Other gains (losses), net	(48,385)	2,598
Loss before income taxes	(274,595)	(140,735)
Income tax recovery	40,400	35,148
Net loss	$ (234,195)	$ (105,587)
Net loss per share
Basic and diluted (in dollars per share)	$ (1.55)	$ (0.67)